Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 to 20 years
Applicable tax rate	17.00%	17.00%	17.00%
Additional corporate income tax rate on undistributed earnings [Member] | ROC [Member]
Disclosure of significant accounting policies [Line Items]
Applicable tax rate	10.00%
Buildings [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20~50 years
Machinery [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3~10 years
Other property, plant and equipment [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3~6 years